UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:

/s/ Seth L. Pearlstein         New York, NY          14 November 2008
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       31
                                           ---------------------
Form 13F Information Table Value Total:               $1,805,929
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                               TITLE OF                   VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP     (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------        --------       --------   --------  -------  --- ----  -------  --------   ------  --------  ------
ADOBE SYS INC COM              COMMON STOCK   00724f101   79070    2003286  SH        Sole                 2003286
AMERICAN EXPRESS CO COM        COMMON STOCK   025816109   55772    1574154  SH        Sole                 1574154
APPLE INC COM                  COMMON STOCK   037833100     455       4000  SH        Sole                    4000
AUTOMATIC DATA PROCESSING INC  COMMON STOCK   053015103  123748    2894691  SH        Sole                 2894691
BECTON DICKINSON & CO COM      COMMON STOCK   075887109  104917    1307219  SH        Sole                 1307219
BOEING CO COM                  COMMON STOCK   097023105     459       8000  SH        Sole                    8000
CHIPOTLE MEXICAN GRILL INC CL  COMMON STOCK   169656204   33800     723000  SH        Sole                  723000
DISNEY WALT CO COM DISNEY      COMMON STOCK   254687106   24601     801607  SH        Sole                  801607
FASTENAL CO COM                COMMON STOCK   311900104  112683    2281486  SH        Sole                 2281486
GENERAL ELECTRIC CO COM        COMMON STOCK   369604103    1389      54475  SH        Sole                   54475
JOHNSON & JOHNSON COM          COMMON STOCK   478160104    1151      16610  SH        Sole                   16610
KELLOGG CO COM                 COMMON STOCK   487836108   15685     279588  SH        Sole                  279588
MASTERCARD INC CL A            COMMON STOCK   57636q104  114919     648053  SH        Sole                  648053
MCGRAW HILL COS INC COM        COMMON STOCK   580645109   52835    1671478  SH        Sole                 1671478
MICROSOFT CORP COM             COMMON STOCK   594918104     515      19300  SH        Sole                   19300
MSCI INC CL A                  COMMON STOCK   55354g100   29911    1246275  SH        Sole                 1246275
PAYCHEX INC COM                COMMON STOCK   704326107   90632    2743944  SH        Sole                 2743944
PEPSICO INC COM                COMMON STOCK   713448108  132464    1858625  SH        Sole                 1858625
POLO RALPH LAUREN CORP CL A    COMMON STOCK   731572103   90064    1351502  SH        Sole                 1351502
PROCTER & GAMBLE CO COM        COMMON STOCK   742718109  141490    2030270  SH        Sole                 2030270
QUALCOMM INC COM               COMMON STOCK   747525103  112112    2609073  SH        Sole                 2609073
SCHEIN HENRY INC COM           COMMON STOCK   806407102   91588    1701119  SH        Sole                 1701119
SCHLUMBERGER LTD COM           COMMON STOCK   806857108     402       5150  SH        Sole                    5150
SCHWAB CHARLES CORP NEW COM    COMMON STOCK   808513105  145292    5588147  SH        Sole                 5588147
STAPLES INC COM                COMMON STOCK   855030102   73931    3285820  SH        Sole                 3285820
STRYKER CORP COM               COMMON STOCK   863667101   14722     236315  SH        Sole                  236315
TARGET CORP COM                COMMON STOCK   87612e106   53447    1089652  SH        Sole                 1089652
UNITED TECHNOLOGIES CORP COM   COMMON STOCK   913017109   99638    1658982  SH        Sole                 1658982
WALGREEN CO COM                COMMON STOCK   931422109    5021     162161  SH        Sole                  162161
WRIGLEY WM JR CO COM           COMMON STOCK   982526105     413       5200  SH        Sole                    5200
WYETH COM                      COMMON STOCK   983024100    2803      75890  SH        Sole                   75890

                                                        1805929                 No. of Other Managers  0